Key Management Personnel Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Key Management Personnel Disclosures [Abstract]
Schedule of Aggregate Compensation Made to Directors and Other Members

The aggregate compensation made to directors and other members of key management personnel of the Company is set out below:

	Consolidated
	2025	2024
	$	$

Short-term employee benefits	827,143	753,773
Post-employment benefits	126,630	115,250
Share-based payments	5,367,828	451,542
	6,321,601	1,320,565